Capital Stock (Details)		1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 13, 2018 shares	Aug. 31, 2019 USD ($) Investors $ / shares shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 USD ($) shares	Mar. 31, 2019 shares	Nov. 30, 2018 USD ($) shares	Oct. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2018 $ / shares	Mar. 01, 2018 USD ($) $ / shares
Capital Stock (Textual)
Converted principal amount | $		$ 21,000									$ 100,000		$ 100,000
Accrued interest | $											$ 2,422		$ 2,422
Converted shares of common stock		210,000									1,002,422		1,002,422
Shares of common stock issued								4,800,000
Recognized stock based compensation expense | $								$ 24,200,000	$ (1,343,866)	$ 24,192,000	$ 214,884	$ 24,192,000	$ 4,182,014
Stock grants						4,000,000
Common stock, shares authorized									250,000,000		250,000,000		250,000,000	247,000,000
Common stock per share | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stock based compensation expense reversed | $				$ 1,343,866		$ 20,160,000
Shares granted, percentage											100.00%
Common stock received back				266,640
Granted shares of restricted stock | $				$ 400,000
Conversion price | $ / shares		$ 0.10
Convertible Promissory Notes [Member]
Capital Stock (Textual)
Converted principal amount | $		$ 1,994,500	$ 20,000
Accrued interest | $		$ 124,997
Converted shares of common stock			200,000
Shares of common stock issued			350,000
Shares granted, percentage		10.00%
Granted shares of restricted stock | $		$ 2,119,525
Conversion price | $ / shares		$ 1.00
Accredited investors | Investors		59
CNLT, LLC [Member]
Capital Stock (Textual)
Converted principal amount | $							$ 725,000
Accrued interest | $							$ 16,711
Converted shares of common stock							1,510,377
Shares of common stock issued							130,000
Lyons Capital, LLC [Member]
Capital Stock (Textual)
Shares of common stock issued					25,000
Board of Directors [Member]
Capital Stock (Textual)
Increase authorized capital of common stock	260,000,000
Common stock, shares authorized	250,000,000
Preferred stock, shares authorized	10,000,000
Reverse stock split shares, description	The Company's Board of directors authorized a 1:200 reverse stock split on the shares of the Company's common stock
Board [Member]
Capital Stock (Textual)
Common stock subscriptions | $																$ 75,000
Raise in equity capital | $																$ 500,000
Common stock per share | $ / shares																$ 0.40
Conversion price | $ / shares															$ 0.10